COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		5 Months Ended
	Nov. 09, 2020	Dec. 31, 2020	Mar. 31, 2021
Commitments And Contingencies [Line Items]
Number of units issued		21,525,000
Deferred fee per unit		$ 0.35
Over-allotment
Commitments And Contingencies [Line Items]
Share price per share	$ 10.00
Number of units issued	1,525,000
Deferred fee per unit			$ 0.35
Deferred underwriting fees			$ 7,533,750